November 24, 2009

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, D.C. 20549

RE:	Dreyfus Opportunity Funds
-Dreyfus Natural Resources
1933 Act File No. 333-34474
1940 Act File No. 811-09891
CIK No. 1111178

Dear Sir or Madam:

     On behalf of the above-referenced fund (the “Fund”), transmitted for filing is Post-Effective Amendment No. 42 to the Fund’s Registration Statement on Form N-1A (“Amendment No. 42). This filing is being made pursuant to Rule 485(a) under the Securities Act of 1933 in order to incorporate a summary section to the Fund’s prospectus.

     Please call me with any comments or questions you may have at (212) 922-6832.

Very truly yours,

/s/Christina Zacharczuk
Christina Zacharczuk
Senior Paralegal

CZ/
Enclosures